LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity securities without readily determinable fair value
Beginning Balance	¥ 647,702		¥ 543,178
Additions	97		396,549
Disposal			(5,000)
Share of (loss) in equity method investments	(7,167)	$ (1,125)	(21,317)	¥ (29,455)
Impairment loss of investments	(23,193)	(3,639)	(282,076)	(154,898)
Impact of exchange rate	6,787		(4,949)
Ending Balance	631,393		647,702	543,178
Equity method investments
Beginning Balance	57,491		206,823
Additions	19,971		53,929
Disposal	(7,652)
Share of (loss) in equity method investments	(7,167)	(1,125)	(21,317)	(29,455)
Impairment charges	(4,229)	(664)	(179,193)	(22,830)
Impact of exchange rate	(381)		(2,751)
Ending Balance	58,033		57,491	206,823
Available for sales investment
Beginning balance			10,443
Disposals			(10,443)
Ending balance				10,443
Held-to-maturity investment
Beginning balance	33,079		15,200
Additions	38,000		19,100
Disposal	(18,983)
Loss in held-to-maturity investment	(14,096)	(2,212)
Impairment charges			(1,221)
Ending balance	38,000		33,079	15,200
Long term investments
Beginning Balance	738,272		775,644
Additions	58,068		469,578
Disposal	(26,635)		(15,443)
Loss in held-to-maturity investment	(14,096)
Share of (loss) in equity method investments	(7,167)		(21,317)
Impairment charges	(27,422)		(462,490)
Impact of exchange rate	6,406		(7,700)
Ending Balance	¥ 727,426	$ 114,149	¥ 738,272	¥ 775,644